Proposal for Profit Appropriation - Summary of Proposal for Profit Appropriation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of proposal profit appropriation [Line Items]
Net result attributable to owners of Aegon Ltd.	€ 688	€ (179)	€ (570)
Aegon Ltd. [member]
Disclosure of proposal profit appropriation [Line Items]
Final dividend on common shares	303	280
To be added to retained earnings	385	0
To be deducted from retained earnings	0	(459)
Net result attributable to owners of Aegon Ltd.	€ 688	€ (179)	€ (569)